Schedule II - Valuation Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation Accounts

(Dollars in thousands)	Balance at Beginning of Period	Charged to Cost and Expenses	Charge-off Against Allowances	Balance at End of Period
Allowance for uncollectible accounts included in Accounts receivable on the consolidated balance sheets
Year Ended December 31, 2012	$908	$98	$—	$1,006
Year Ended December 31, 2013	$1,006	$263	$(526)	$743
Year Ended December 31, 2014	$743	$(125)	$—	$618